Contingencies (Details)													12 Months Ended
	Jan. 22, 2026 USD ($)	Dec. 02, 2024 USD ($)	Dec. 02, 2024 GBP (£)	Sep. 10, 2024 USD ($)	May 10, 2024 GBP (£)	Mar. 27, 2024 GBP (£)	Jan. 29, 2024 CAD ($)	Jan. 15, 2024 GBP (£)	May 15, 2023 GBP (£)	May 12, 2023 GBP (£)	Apr. 29, 2023 GBP (£)	Oct. 20, 2022 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Oct. 20, 2022 USD ($)
Contingencies [Line Items]
Administrative and legal fees | £												£ 1,832,150.62
Losses caused by loan amount (in Dollars)															$ 6,849,935.69
Legal cost | £								£ 60,000
Agreement amount		$ 129,705	£ 100,000											£ 67,392
Gain on debt settlement (in Dollars)													$ 9,670
Employment agreement | £											£ 420,659.95
Alleged protected amount | £										£ 1,630,302.22
Aggregate amount (in Dollars)	$ 628,642						$ 271,990
Annual salary (in Dollars)							60,000
Dismissal damages (in Dollars)				$ 200,000
Aggregate amount							$ 271,990
Service Agreement [Member]
Contingencies [Line Items]
Loan receivables (in Dollars)															$ 3,000,000
Tejinder Virk [Member]
Contingencies [Line Items]
Gain on debt settlement (in Dollars)													25,969
Settlement agreement | £					£ 30,000
Vidya Iyer [Member]
Contingencies [Line Items]
Gain on debt settlement (in Dollars)													$ 147,437
Employment agreement | £									£ 151,774
Settlement agreement | £						£ 30,000